UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

M F S
INVESTMENT MANAGEMENT

SSW
NNE
NE

10/31/09 Semiannual report

LTF-SEM-10/09

MFS® Lifetime Funds

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	25.2%
MFS Limited Maturity Fund	20.1%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Government Securities Fund	10.0%
MFS Research Fund	8.8%
MFS High Income Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Growth Fund	2.9%
MFS Research International Fund	2.9%
MFS Mid Cap Value Fund	2.9%
MFS Diversified Target Return Fund	2.0%
MFS Core Growth Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
Cash & Other Net Assets	0.1%

MFS® Lifetime 2010 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	24.2%
MFS Limited Maturity Fund	18.2%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Government Securities Fund	10.0%
MFS Research Fund	8.4%
MFS High Income Fund	3.4%
MFS Emerging Markets Debt Fund	3.4%
MFS Mid Cap Value Fund	3.1%
MFS Research International Fund	3.1%
MFS Mid Cap Growth Fund	3.1%
MFS Value Fund	2.7%
MFS Core Growth Fund	2.7%
MFS Diversified Target Return Fund	2.0%
MFS New Discovery Fund	1.9%
MFS International Value Fund	1.2%
MFS International Growth Fund	1.1%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets	0.4%

MFS® Lifetime 2020 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	13.5%
MFS Value Fund	9.5%
MFS Core Growth Fund	9.4%
MFS Research Fund	8.8%
MFS Government Securities Fund	8.4%
MFS Mid Cap Value Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Research International Fund	6.3%
MFS High Income Fund	5.2%
MFS Inflation-Adjusted Bond Fund	5.1%
MFS Emerging Markets Debt Fund	5.1%
MFS International Value Fund	3.3%
MFS International Growth Fund	3.3%
MFS New Discovery Fund	3.1%
MFS Global Real Estate Fund	2.2%
MFS International New Discovery Fund	1.2%
MFS Diversified Target Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.2%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 10/31/09.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2030 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	12.5%
MFS Core Growth Fund	12.5%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	8.9%
MFS Research International Fund	7.9%
MFS International Value Fund	6.2%
MFS International Growth Fund	6.2%
MFS New Discovery Fund	4.5%
MFS Global Real Estate Fund	4.2%
MFS Research Bond Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International New Discovery Fund	3.2%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Emerging Markets Equity Fund	1.5%
MFS Diversified Target Return Fund	0.4%
Cash & Other Net Assets	0.3%

MFS® Lifetime 2040 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	13.0%
MFS Core Growth Fund	12.9%
MFS Mid Cap Value Fund	10.9%
MFS Mid Cap Growth Fund	10.8%
MFS Research Fund	9.0%
MFS Research International Fund	7.9%
MFS International Value Fund	7.1%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS New Discovery Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Research Bond Fund	2.6%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.3%

Percentages are based on net assets as of 10/31/09.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. The subsequent recovery in global activity, which covers this reporting period, has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus. As a result, credit conditions and equity indices improved considerably during the second half of the period. Nevertheless, the degree of financial and macroeconomic dislocation remained considerable.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were broadening signs that the worst of the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2009 through October 31, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.35%	$1,000.00	$1,137.78	$1.89
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
B	Actual	1.10%	$1,000.00	$1,133.65	$5.92
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$1,133.66	$5.92
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$1,140.30	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$1,133.51	$5.92
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$1,137.53	$3.23
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$1,139.05	$1.89
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$1,140.30	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.35%	$1,000.00	$1,143.01	$1.89
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
B	Actual	1.10%	$1,000.00	$1,138.77	$5.93
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$1,138.30	$5.93
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$1,144.65	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$1,138.45	$5.93
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$1,140.74	$3.24
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$1,141.96	$1.89
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$1,143.76	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.35%	$1,000.00	$1,191.97	$1.93
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
B	Actual	1.10%	$1,000.00	$1,188.13	$6.07
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$1,189.09	$6.07
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$1,193.75	$0.55
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$1,188.61	$6.07
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$1,190.42	$3.31
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$1,193.23	$1.93
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$1,195.24	$0.55
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.35%	$1,000.00	$1,225.99	$1.96
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
B	Actual	1.10%	$1,000.00	$1,221.91	$6.16
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$1,220.48	$6.16
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$1,226.44	$0.56
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$1,221.91	$6.16
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$1,224.43	$3.36
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$1,226.31	$1.96
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.10%	$1,000.00	$1,226.76	$0.56
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period (p) 5/01/09-10/31/09
A	Actual	0.35%	$1,000.00	$1,231.88	$1.97
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
B	Actual	1.10%	$1,000.00	$1,226.74	$6.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
C	Actual	1.10%	$1,000.00	$1,224.82	$6.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
I	Actual	0.10%	$1,000.00	$1,232.32	$0.56
	Hypothetical (h)	0.10%	$1,000.00	$1,024.70	$0.51
R1	Actual	1.10%	$1,000.00	$1,226.61	$6.17
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R2	Actual	0.60%	$1,000.00	$1,228.53	$3.37
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R3	Actual	0.35%	$1,000.00	$1,230.44	$1.97
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
R4	Actual	0.11%	$1,000.00	$1,230.88	$0.62
	Hypothetical (h)	0.11%	$1,000.00	$1,024.65	$0.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	48,983	$730,819
MFS Diversified Target Return Fund - Class I	85,009	736,181
MFS Emerging Markets Debt Fund - Class I	80,196	1,121,942
MFS Global Real Estate Fund - Class I (a)	20,282	368,110
MFS Government Securities Fund - Class I	368,679	3,738,404
MFS High Income Fund - Class I	355,089	1,122,081
MFS Inflation-Adjusted Bond Fund - Class I	371,963	3,749,391
MFS International Growth Fund - Class I	16,634	365,125
MFS International Value Fund - Class I	15,870	366,608
MFS Limited Maturity Fund - Class I	1,212,284	7,467,671
MFS Mid Cap Growth Fund - Class I (a)	165,739	1,095,534
MFS Mid Cap Value Fund - Class I	113,053	1,093,227
MFS New Discovery Fund - Class I (a)	41,993	730,264
MFS Research Bond Fund - Class I	930,993	9,365,785
MFS Research Fund - Class I	157,939	3,281,970
MFS Research International Fund - Class I	78,881	1,093,287
MFS Value Fund - Class I	37,276	729,496
Total Mutual Funds (Identified Cost, $33,658,545)		$37,155,895

Short-Term Obligations (y) - 0.5%
Societe Generale North America, Inc., 0.13%, due 11/02/09, at Amortized Cost and Value	$192,000	$191,999
Total Investments (Identified Cost, $33,850,544)		$37,347,894

Other Assets, Less Liabilities - (0.4)%		(135,855)
Net Assets - 100.0%		$37,212,039

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2010 FUND

Mutual Funds - 99.6%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	70,108	$1,046,010
MFS Diversified Target Return Fund - Class I	89,019	770,903
MFS Emerging Markets Debt Fund - Class I	94,597	1,323,415
MFS Global Real Estate Fund - Class I (a)	21,225	385,237
MFS Government Securities Fund - Class I	388,501	3,939,400
MFS High Income Fund - Class I	423,913	1,339,564
MFS Inflation-Adjusted Bond Fund - Class I	392,792	3,959,344
MFS International Growth Fund - Class I	20,574	451,595
MFS International Value Fund - Class I	19,739	455,960
MFS Limited Maturity Fund - Class I	1,160,863	7,150,919
MFS Mid Cap Growth Fund - Class I (a)	182,353	1,205,355
MFS Mid Cap Value Fund - Class I	125,205	1,210,730
MFS New Discovery Fund - Class I (a)	43,299	752,966
MFS Research Bond Fund - Class I	945,165	9,508,360
MFS Research Fund - Class I	158,481	3,293,245
MFS Research International Fund - Class I	87,333	1,210,429
MFS Value Fund - Class I	53,595	1,048,847
Total Mutual Funds (Identified Cost, $34,950,321)		$39,052,279

Short-Term Obligations (y) - 0.4%
Societe Generale North America, Inc., 0.13%, due 11/02/09, at Amortized Cost and Value	$143,000	$142,999
Total Investments (Identified Cost, $35,093,320)		$39,195,278

Other Assets, Less Liabilities - 0.0%		12,222
Net Assets - 100.0%		$39,207,500

MFS LIFETIME 2020 FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	538,677	$8,037,063
MFS Diversified Target Return Fund - Class I	98,389	852,050
MFS Emerging Markets Debt Fund - Class I	309,959	4,336,326
MFS Emerging Markets Equity Fund - Class I	6,162	166,078
MFS Global Real Estate Fund - Class I (a)	102,698	1,863,976
MFS Government Securities Fund - Class I	703,348	7,131,948
MFS High Income Fund - Class I	1,391,101	4,395,878
MFS Inflation-Adjusted Bond Fund - Class I	435,818	4,393,047
MFS International Growth Fund - Class I	127,336	2,795,016
MFS International New Discovery Fund - Class I	56,628	1,006,278
MFS International Value Fund - Class I	122,628	2,832,715
MFS Mid Cap Growth Fund - Class I (a)	919,454	6,077,591
MFS Mid Cap Value Fund - Class I	631,956	6,111,018
MFS New Discovery Fund - Class I (a)	151,443	2,633,599
MFS Research Bond Fund - Class I	1,147,032	11,539,146
MFS Research Fund - Class I	363,035	7,543,860
MFS Research International Fund - Class I	385,492	5,342,924
MFS Value Fund - Class I	412,927	8,080,988
Total Mutual Funds (Identified Cost, $87,432,414)		$85,139,501

Other Assets, Less Liabilities - 0.1%		123,933
Net Assets - 100.0%		$85,263,434

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Mutual Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	471,832	$7,039,738
MFS Diversified Target Return Fund - Class I	28,473	246,579
MFS Emerging Markets Debt Fund - Class I	84,381	1,180,492
MFS Emerging Markets Equity Fund - Class I	32,251	869,159
MFS Global Real Estate Fund - Class I (a)	130,863	2,375,160
MFS High Income Fund - Class I	380,319	1,201,808
MFS Inflation-Adjusted Bond Fund - Class I	205,901	2,075,479
MFS International Growth Fund - Class I	158,141	3,471,190
MFS International New Discovery Fund - Class I	100,990	1,794,601
MFS International Value Fund - Class I	152,642	3,526,019
MFS Mid Cap Growth Fund - Class I (a)	858,213	5,672,787
MFS Mid Cap Value Fund - Class I	589,671	5,702,119
MFS New Discovery Fund - Class I (a)	145,298	2,526,734
MFS Research Bond Fund - Class I	206,334	2,075,718
MFS Research Fund - Class I	243,086	5,051,318
MFS Research International Fund - Class I	322,644	4,471,853
MFS Value Fund - Class I	362,004	7,084,415
Total Mutual Funds (Identified Cost, $58,438,878)		$56,365,169

Short-Term Obligations (y) - 0.3%
BNP Paribas Finance, Inc., 0.11%, due 11/02/09, at Amortized Cost and Value	$158,000	$158,000
Total Investments (Identified Cost, $58,596,878)		$56,523,169

Other Assets, Less Liabilities - (0.0)%		(16,560)
Net Assets - 100.0%		$56,506,609

MFS LIFETIME 2040 FUND

Mutual Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	324,802	$4,846,044
MFS Emerging Markets Equity Fund - Class I	27,406	738,589
MFS Global Real Estate Fund - Class I (a)	103,630	1,880,882
MFS Inflation-Adjusted Bond Fund - Class I	97,681	984,625
MFS International Growth Fund - Class I	118,872	2,609,239
MFS International New Discovery Fund - Class I	84,038	1,493,355
MFS International Value Fund - Class I	114,600	2,647,252
MFS Mid Cap Growth Fund - Class I (a)	614,715	4,063,268
MFS Mid Cap Value Fund - Class I	422,785	4,088,332
MFS New Discovery Fund - Class I (a)	105,610	1,836,556
MFS Research Bond Fund - Class I	97,732	983,185
MFS Research Fund - Class I	161,757	3,361,312
MFS Research International Fund - Class I	214,635	2,974,838
MFS Value Fund - Class I	249,169	4,876,240
Total Mutual Funds (Identified Cost, $37,992,734)		$37,383,717

Short-Term Obligations (y) - 0.1%
Societe Generale North America, Inc., 0.13%, due 11/02/09, at Amortized Cost and Value	$44,000	$44,000
Total Investments (Identified Cost, $38,036,734)		$37,427,717

Other Assets, Less Liabilities - 0.2%		76,450
Net Assets - 100.0%		$37,504,167

Portfolio Footnotes:

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/09 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Assets
Investments –
Underlying funds, at value (Identified cost, $33,658,545, $34,950,321, $87,432,414, $58,438,878, and $37,992,734, respectively)	$37,155,895	$39,052,279	$85,139,501	$56,365,169	$37,383,717
Short-term obligations, at amortized cost and value	191,999	142,999	—	158,000	44,000
Total investments, at value (Identified cost, $33,850,544, $35,093,320, $87,432,414, $58,596,878, and $38,036,734, respectively)	$37,347,894	$39,195,278	$85,139,501	$56,523,169	$37,427,717
Cash	206	245	—	782	35
Receivables for
Investments sold	9,256	63,140	205,134	—	—
Fund shares sold	438,440	216,559	376,964	278,527	263,526
Dividends	94,900	101,255	—	—	6,330
Receivable from investment adviser	21,093	19,483	10,971	16,787	19,344
Total assets	$37,911,789	$39,595,960	$85,732,570	$56,819,265	$37,716,952

Liabilities
Payable to custodian	$—	$—	$34,765	$—	$—
Payables for
Distributions	7,583	—	—	—	—
Investments purchased	468,668	221,009	63,898	137,915	44,586
Fund shares reacquired	217,620	162,114	362,184	167,487	162,315
Payable to affiliates
Shareholder servicing costs	224	122	329	584	265
Distribution and service fees	1,543	1,659	3,619	2,286	1,555
Administrative services fee	144	144	144	144	144
Payable for independent Trustees’ compensation	11	21	32	29	12
Accrued expenses and other liabilities	3,957	3,391	4,165	4,211	3,908
Total liabilities	$699,750	$388,460	$469,136	$312,656	$212,785
Net assets	$37,212,039	$39,207,500	$85,263,434	$56,506,609	$37,504,167

Net assets consist of
Paid-in capital	$36,257,554	$38,805,813	$97,432,981	$68,240,211	$43,894,267
Unrealized appreciation (depreciation) on investments	3,497,350	4,101,958	(2,292,913)	(2,073,709)	(609,017)
Accumulated net realized gain (loss) on investments	(2,537,450)	(4,474,925)	(10,836,899)	(9,711,979)	(5,753,846)
Accumulated undistributed (distributions in excess of) net investment income	(5,415)	774,654	960,265	52,086	(27,237)
Net assets	$37,212,039	$39,207,500	$85,263,434	$56,506,609	$37,504,167

Statements of Assets and Liabilities (unaudited) – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net assets
Class A	$11,640,157	$7,685,878	$14,086,910	$6,604,644	$4,431,046
Class B	1,906,485	1,856,000	3,928,303	2,194,241	1,465,863
Class C	6,927,002	3,233,643	4,311,737	1,408,636	1,359,639
Class I	256,402	556,929	921,581	1,795,988	1,663,632
Class R1	846,205	3,156,585	8,581,207	5,614,495	3,260,538
Class R2	8,928,182	16,948,262	39,611,933	27,314,525	20,360,238
Class R3	6,641,205	5,633,437	13,567,444	11,433,176	4,791,277
Class R4	66,401	136,766	254,319	140,904	171,934
Total net assets	$37,212,039	$39,207,500	$85,263,434	$56,506,609	$37,504,167

Shares of beneficial interest outstanding
Class A	1,153,538	707,371	1,482,325	760,504	521,554
Class B	188,856	172,684	417,267	255,362	173,765
Class C	686,315	302,318	460,333	164,088	162,005
Class I	25,390	51,013	96,472	205,888	194,821
Class R1	83,782	295,398	913,950	653,539	388,720
Class R2	884,334	1,572,310	4,194,716	3,169,246	2,411,817
Class R3	658,195	518,729	1,426,899	1,318,783	564,281
Class R4	6,573	12,542	26,639	16,169	20,146
Total shares of beneficial interest outstanding	3,686,983	3,632,365	9,018,601	6,543,579	4,437,109

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.87	$9.50	$8.68	$8.50
Offering price per share (100 / 94.25 × net asset value per share)	$10.71	$11.53	$10.08	$9.21	$9.02

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.75	$9.41	$8.59	$8.44

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.70	$9.37	$8.58	$8.39

Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$10.92	$9.55	$8.72	$8.54

Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$10.69	$9.39	$8.59	$8.39

Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$10.78	$9.44	$8.62	$8.44

Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.09	$10.86	$9.51	$8.67	$8.49

Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.10	$10.90	$9.55	$8.71	$8.53

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

At 10/31/09 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net investment income (loss)
Dividends from underlying funds	$481,827	$574,371	$805,632	$200,093	$72,025
Interest	$177	$91	$136	$136	$121
Total investment income	$482,004	$574,462	$805,768	$200,229	$72,146
Expenses
Distribution and service fees	$71,034	$89,480	$200,151	$122,847	$82,008
Shareholder servicing costs	394	590	2,343	2,579	2,165
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent trustees’ compensation	937	981	2,196	1,050	958
Custodian fee	6,639	3,048	5,736	4,206	3,276
Shareholder communications	3,305	5,038	6,341	5,899	5,437
Auditing fees	14,835	14,835	14,835	14,835	14,835
Legal fees	1,033	1,179	1,718	1,364	1,237
Registration fees	55,004	54,680	54,815	54,481	54,462
Miscellaneous	6,687	7,080	8,043	7,221	7,590
Total expenses	$168,691	$185,734	$305,001	$223,305	$180,791
Fees paid indirectly	(5)	—	—	(1)	—
Reduction of expenses by investment adviser	(83,190)	(78,507)	(65,207)	(75,161)	(81,408)
Net expenses	$85,496	$107,227	$239,794	$148,143	$99,383
Net investment income (loss)	$396,508	$467,235	$565,974	$52,086	$(27,237)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) –
Investment transactions from underlying funds	$(21,323)	$11,301	$(880,897)	$(273,806)	$(183,596)
Change in unrealized appreciation (depreciation) – Investments	$3,089,228	$3,997,022	$13,620,203	$9,919,552	$6,628,225
Net realized and unrealized gain (loss) on investments	$3,067,905	$4,008,323	$12,739,306	$9,645,746	$6,444,629
Change in net assets from operations	$3,464,413	$4,475,558	$13,305,280	$9,697,832	$6,417,392

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$396,508	$467,235	$565,974	$52,086	$(27,237)
Net realized gain (loss) on investments	(21,323)	11,301	(880,897)	(273,806)	(183,596)
Net unrealized gain (loss) on investments	3,089,228	3,997,022	13,620,203	9,919,552	6,628,225
Change in net assets from operations	$3,464,413	$4,475,558	$13,305,280	$9,697,832	$6,417,392

Distributions declared to shareholders
From net investment income	$(393,236)	$—	$—	$—	$—
Change in net assets from fund share transactions	$12,895,443	$3,657,565	$4,564,683	$5,618,860	$4,779,654
Total change in net assets	$15,966,620	$8,133,123	$17,869,963	$15,316,692	$11,197,046

Net assets
At beginning of period	21,245,419	31,074,377	67,393,471	41,189,917	26,307,121
At end of period	$37,212,039	$39,207,500	$85,263,434	$56,506,609	$37,504,167
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,415)	$774,654	$960,265	$52,086	$(27,237)

Year ended 4/30/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$662,688	$951,454	$1,465,566	$362,577	$131,231
Net realized gain (loss) on investments	(2,409,056)	(4,339,995)	(9,322,048)	(8,706,744)	(5,170,286)
Net unrealized gain (loss) on investments	584,847	261,038	(14,965,642)	(10,736,593)	(6,557,411)
Change in net assets from operations	$(1,161,521)	$(3,127,503)	$(22,822,124)	$(19,080,760)	$(11,596,466)

Distributions declared to shareholders
From net investment income	$(669,090)	$(1,007,071)	$(1,886,907)	$(792,773)	$(438,513)
From net realized gain on investments	(87,082)	(41,666)	(479,310)	(576,278)	(307,339)
Total distributions declared to shareholders	$(756,172)	$(1,048,737)	$(2,366,217)	$(1,369,051)	$(745,852)
Change in net assets from fund share transactions	$4,819,749	$4,893,732	$15,852,632	$9,986,843	$10,525,780
Total change in net assets	$2,902,056	$717,492	$(9,335,709)	$(10,462,968)	$(1,816,538)

Net assets
At beginning of period	18,343,363	30,356,885	76,729,180	51,652,885	28,123,659
At end of period	$21,245,419	$31,074,377	$67,393,471	$41,189,917	$26,307,121
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,687)	$307,419	$394,291	$—	$—

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.40	$0.39	$0.24
Net realized and unrealized gain (loss) on investments	1.08		(1.04)	(0.13)	0.36	(0.02	)(g)
Total from investment operations	$1.23		$(0.70)	$0.27	$0.75	$0.22

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.09		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	13.78	(n)	(6.90)	2.67	7.67	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92	(a)	1.23	1.61	3.79	14.17	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.43	0.46	0.45	0.45	(a)
Net investment income	2.97	(a)	3.72	4.01	3.79	3.87	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$11,640		$4,940	$3,397	$1,954	$724

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.28	$0.35	$0.32	$0.20
Net realized and unrealized gain (loss) on investments	1.09		(1.05)	(0.15)	0.37	(0.01	)(g)
Total from investment operations	$1.20		$(0.77)	$0.20	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.09		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	13.37	(n)	(7.52)	2.01	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.68	(a)	1.91	2.28	4.46	14.82	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.11	1.10	1.10	(a)
Net investment income	2.25	(a)	3.11	3.41	3.14	3.21	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$1,906		$1,377	$771	$630	$367

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$9.00		$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.35	$0.31	$0.19
Net realized and unrealized gain (loss) on investments	1.09		(1.07)	(0.14)	0.38	0.00	(w)
Total from investment operations	$1.20		$(0.78)	$0.21	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.09		$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)(t)	13.37	(n)	(7.61)	2.11	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.68	(a)	1.88	2.28	4.35	14.82	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.11	1.10	1.10	(a)
Net investment income	2.21	(a)	3.20	3.40	3.09	3.14	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$6,927		$2,808	$1,034	$778	$379

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$9.00		$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.40	$0.41	$0.25
Net realized and unrealized gain (loss) on investments	1.10		(1.05)	(0.08)	0.38	(0.01	)(g)
Total from investment operations	$1.26		$(0.68)	$0.32	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.38)	$(0.46)	$(0.42)	$(0.24)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.58)	$(0.43)	$(0.24)
Net asset value, end of period	$10.10		$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)	14.03	(n)	(6.68)	3.14	8.04	2.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68	(a)	0.90	1.17	3.50	13.82	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.11	0.10	0.10	(a)
Net investment income	3.25	(a)	4.07	4.16	4.14	4.24	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$256		$198	$203	$67	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$9.01		$10.10	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.39	$0.32	$0.18
Net realized and unrealized gain (loss) on investments	1.09		(1.06)	(0.17)	0.35	0.00	(w)
Total from investment operations	$1.20		$(0.77)	$0.22	$0.67	$0.18

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.28)	$(0.35)	$(0.31)	$(0.18)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(0.47)	$(0.32)	$(0.18)
Net asset value, end of period	$10.10		$9.01	$10.10	$10.35	$10.00
Total return (%) (r)(s)	13.35	(n)	(7.51)	2.13	6.77	1.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67	(a)	1.91	2.43	4.65	15.02	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.19	1.20	1.20	(a)
Net investment income	2.24	(a)	3.12	3.57	3.04	3.15	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$846		$691	$645	$1,162	$127

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	$0.38	$0.38	$0.20
Net realized and unrealized gain (loss) on investments	1.10		(1.05)	(0.13)	0.34	0.01
Total from investment operations	$1.23		$(0.72)	$0.25	$0.72	$0.21

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.33)	$(0.40)	$(0.35)	$(0.21)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.37)	$(0.52)	$(0.36)	$(0.21)
Net asset value, end of period	$10.10		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)	13.75	(n)	(7.05)	2.42	7.35	2.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.40	1.84	4.23	14.57	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.69	0.75	0.75	(a)
Net investment income	2.75	(a)	3.57	3.76	3.50	3.54	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$8,928		$6,102	$6,504	$1,314	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$8.99		$10.09	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.35	$0.44	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	1.09		(1.06)	(0.16)	0.38	(0.00	)(g)(w)
Total from investment operations	$1.24		$(0.71)	$0.28	$0.74	$0.22

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.09		$8.99	$10.09	$10.35	$10.00
Total return (%) (r)(s)	13.90	(n)	(6.92)	2.77	7.51	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93	(a)	1.15	1.66	3.57	14.22	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.45	0.50	0.50	(a)
Net investment income	3.00	(a)	3.82	4.14	3.62	3.84	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$6,641		$5,071	$5,616	$660	$53

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$9.00		$10.10	$10.37	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.44	$0.41	$0.24
Net realized and unrealized gain (loss) on investments	1.10		(1.05)	(0.14)	0.38	0.00	(w)
Total from investment operations	$1.26		$(0.68)	$0.30	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.38)	$(0.45)	$(0.41)	$(0.24)
From net realized gain on investments	—		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.57)	$(0.42)	$(0.24)
Net asset value, end of period	$10.10		$9.00	$10.10	$10.37	$10.00
Total return (%) (r)(s)	14.03	(n)	(6.67)	2.97	8.04	2.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68	(a)	0.88	1.42	3.58	13.92	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.16	0.20	0.20	(a)
Net investment income	3.27	(a)	3.97	4.28	4.04	4.14	(a)
Portfolio turnover	3		58	61	22	14
Net assets at end of period (000 omitted)	$66		$58	$172	$55	$51
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$9.51		$10.98	$11.08	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss) on investments	1.21		(1.45)	(0.07)	0.56	0.29
Total from investment operations	$1.36		$(1.11)	$0.30	$0.91	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.25)	$(0.20)	$(0.08)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.40)	$(0.22)	$(0.08)
Net asset value, end of period	$10.87		$9.51	$10.98	$11.08	$10.39
Total return (%) (r)(s)(t)	14.30	(n)	(9.89)	2.65	8.80	4.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.90	1.19	2.63	13.57	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.43	0.45	0.45	0.45	(a)
Net investment income	2.92	(a)	3.44	3.42	3.25	2.96	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$7,686		$6,136	$5,308	$3,058	$468

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$9.44		$10.91	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.29	$0.28	$0.14
Net realized and unrealized gain (loss) on investments	1.20		(1.43)	(0.07)	0.54	0.29
Total from investment operations	$1.31		$(1.16)	$0.22	$0.82	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.18)	$(0.15)	$(0.06)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.33)	$(0.17)	$(0.06)
Net asset value, end of period	$10.75		$9.44	$10.91	$11.02	$10.37
Total return (%) (r)(s)(t)	13.88	(n)	(10.46)	2.01	7.99	4.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.54	(a)	1.57	1.85	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	1.10	(a)
Net investment income	2.17	(a)	2.77	2.75	2.59	2.32	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$1,856		$1,762	$1,578	$677	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$9.40		$10.89	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.31	$0.27	$0.14
Net realized and unrealized gain (loss) on investments	1.19		(1.44)	(0.09)	0.56	0.29
Total from investment operations	$1.30		$(1.17)	$0.22	$0.83	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.20)	$(0.16)	$(0.06)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.35)	$(0.18)	$(0.06)
Net asset value, end of period	$10.70		$9.40	$10.89	$11.02	$10.37
Total return (%) (r)(s)(t)	13.83	(n)	(10.52)	1.98	8.01	4.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.55	(a)	1.58	1.87	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	1.10	(a)
Net investment income	2.16	(a)	2.79	2.80	2.60	2.33	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$3,234		$2,138	$946	$522	$96

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$9.54		$11.02	$11.11	$10.41	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.43	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	1.21		(1.46)	(0.09)	0.57	0.27
Total from investment operations	$1.38		$(1.09)	$0.34	$0.93	$0.49

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.28)	$(0.21)	$(0.08)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.43)	$(0.23)	$(0.08)
Net asset value, end of period	$10.92		$9.54	$11.02	$11.11	$10.41
Total return (%) (r)(s)	14.47	(n)	(9.64)	3.02	9.05	4.94	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.55	0.84	2.63	13.22	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.10	0.10	(a)
Net investment income	3.16	(a)	3.66	3.81	3.53	3.26	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$557		$370	$521	$546	$264

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$9.39		$10.85	$10.99	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.29	$0.26	$0.13
Net realized and unrealized gain (loss) on investments	1.19		(1.43)	(0.08)	0.55	0.29
Total from investment operations	$1.30		$(1.16)	$0.21	$0.81	$0.42

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.20)	$(0.17)	$(0.05)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.35)	$(0.19)	$(0.05)
Net asset value, end of period	$10.69		$9.39	$10.85	$10.99	$10.37
Total return (%) (r)(s)	13.84	(n)	(10.49)	1.91	7.84	4.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.55	(a)	1.57	1.88	3.39	14.42	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.17	1.20	1.20	(a)
Net investment income	2.17	(a)	2.78	2.65	2.53	2.21	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$3,157		$2,636	$2,442	$829	$86

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$9.45		$10.92	$11.04	$10.38	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.32	$0.34	$0.32	$0.14
Net realized and unrealized gain (loss) on investments	1.19		(1.44)	(0.07)	0.54	0.31
Total from investment operations	$1.33		$(1.12)	$0.27	$0.86	$0.45

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.24)	$(0.18)	$(0.07)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.39)	$(0.20)	$(0.07)
Net asset value, end of period	$10.78		$9.45	$10.92	$11.04	$10.38
Total return (%) (r)(s)	14.07	(n)	(10.06)	2.40	8.36	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.07	1.46	3.03	13.97	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.68	0.75	0.75	(a)
Net investment income	2.67	(a)	3.28	3.21	2.94	2.71	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$16,948		$13,266	$13,184	$2,794	$261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$9.51		$10.98	$11.07	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.35	$0.39	$0.35	$0.22
Net realized and unrealized gain (loss) on investments	1.20		(1.46)	(0.09)	0.54	0.25
Total from investment operations	$1.35		$(1.11)	$0.30	$0.89	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.24)	$(0.19)	$(0.08)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.39)	$(0.21)	$(0.08)
Net asset value, end of period	$10.86		$9.51	$10.98	$11.07	$10.39
Total return (%) (r)(s)	14.20	(n)	(9.85)	2.68	8.67	4.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.81	1.21	2.47	13.62	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.45	0.50	0.50	(a)
Net investment income	2.92	(a)	3.49	3.44	3.14	3.08	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$5,633		$4,658	$5,796	$4,685	$549

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$9.53		$11.01	$11.11	$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.42	$0.37	$0.19
Net realized and unrealized gain (loss) on investments	1.20		(1.46)	(0.10)	0.57	0.29
Total from investment operations	$1.37		$(1.09)	$0.32	$0.94	$0.48

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.27)	$(0.21)	$(0.08)
From net realized gain on investments	—		(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.42)	$(0.23)	$(0.08)
Net asset value, end of period	$10.90		$9.53	$11.01	$11.11	$10.40
Total return (%) (r)(s)	14.38	(n)	(9.64)	2.89	9.06	4.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.52	0.98	2.80	13.32	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.15	0.20	0.20	(a)
Net investment income	3.16	(a)	3.48	3.84	3.46	3.22	(a)
Portfolio turnover	6		62	22	27	3
Net assets at end of period (000 omitted)	$137		$108	$582	$57	$52
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$7.97		$11.36	$11.85	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.21	$0.22	$0.18	$0.08
Net realized and unrealized gain (loss) on investments	1.45		(3.28)	(0.15)	1.03	0.92
Total from investment operations	$1.53		$(3.07)	$0.07	$1.21	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$9.50		$7.97	$11.36	$11.85	$10.85
Total return (%) (r)(s)(t)	19.20	(n)	(26.93)	0.47	11.26	10.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.60	0.74	1.26	5.30	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.43	0.45	0.45	0.45	(a)
Net investment income	1.69	(a)	2.35	1.86	1.63	1.34	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$14,087		$10,928	$10,843	$8,188	$2,718

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$7.92		$11.28	$11.79	$10.82	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.15	$0.14	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	1.45		(3.26)	(0.15)	1.02	0.90
Total from investment operations	$1.49		$(3.11)	$(0.01)	$1.13	$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.10)	$(0.14)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.50)	$(0.16)	$(0.14)
Net asset value, end of period	$9.41		$7.92	$11.28	$11.79	$10.82
Total return (%) (r)(s)(t)	18.81	(n)	(27.49)	(0.23)	10.57	9.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.26	1.39	1.92	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	1.10	(a)
Net investment income	0.94	(a)	1.63	1.23	1.01	0.84	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$3,928		$3,176	$4,423	$3,428	$1,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$7.88		$11.24	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.14	$0.15	$0.12	$0.06
Net realized and unrealized gain (loss) on investments	1.45		(3.24)	(0.16)	1.01	0.91
Total from investment operations	$1.49		$(3.10)	$(0.01)	$1.13	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.21)	$(0.12)	$(0.14)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.53)	$(0.18)	$(0.14)
Net asset value, end of period	$9.37		$7.88	$11.24	$11.78	$10.83
Total return (%) (r)(s)(t)	18.91	(n)	(27.49)	(0.26)	10.58	9.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.27	1.39	1.86	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	1.10	(a)
Net investment income	0.94	(a)	1.62	1.31	1.07	0.96	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$4,312		$3,036	$2,529	$1,148	$143

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$8.00		$11.41	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.24	$0.28	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	1.46		(3.30)	(0.17)	1.04	0.93
Total from investment operations	$1.55		$(3.06)	$0.11	$1.26	$1.03

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.28)	$(0.17)	$(0.16)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.60)	$(0.23)	$(0.16)
Net asset value, end of period	$9.55		$8.00	$11.41	$11.90	$10.87
Total return (%) (r)(s)	19.38	(n)	(26.72)	0.76	11.71	10.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.27	0.41	0.96	4.95	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.10	0.10	(a)
Net investment income	1.94	(a)	2.65	2.32	1.97	1.60	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$922		$645	$690	$613	$324

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$7.90		$11.23	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.14	$0.14	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	1.45		(3.23)	(0.16)	1.02	0.92
Total from investment operations	$1.49		$(3.09)	$(0.02)	$1.12	$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.21)	$(0.11)	$(0.13)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.53)	$(0.17)	$(0.13)
Net asset value, end of period	$9.39		$7.90	$11.23	$11.78	$10.83
Total return (%) (r)(s)	18.86	(n)	(27.46)	(0.28)	10.41	9.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.26	1.45	2.08	6.14	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.17	1.20	1.20	(a)
Net investment income	0.94	(a)	1.53	1.22	0.90	0.58	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$8,581		$6,757	$8,935	$2,549	$549

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$7.93		$11.31	$11.83	$10.84	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.19	$0.18	$0.15	$0.08
Net realized and unrealized gain (loss) on investments	1.45		(3.26)	(0.15)	1.03	0.91
Total from investment operations	$1.51		$(3.07)	$0.03	$1.18	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.23)	$(0.13)	$(0.15)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.55)	$(0.19)	$(0.15)
Net asset value, end of period	$9.44		$7.93	$11.31	$11.83	$10.84
Total return (%) (r)(s)	19.04	(n)	(27.05)	0.09	11.03	9.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	(a)	0.77	0.98	1.62	5.69	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.69	0.75	0.75	(a)
Net investment income	1.44	(a)	2.18	1.63	1.36	1.28	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$39,612		$31,030	$30,874	$10,494	$1,271

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$7.97		$11.36	$11.85	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.21	$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	1.46		(3.28)	(0.15)	1.01	0.89
Total from investment operations	$1.54		$(3.07)	$0.07	$1.20	$1.01

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$9.51		$7.97	$11.36	$11.85	$10.86
Total return (%) (r)(s)	19.32	(n)	(26.91)	0.43	11.15	10.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.51	0.75	1.26	5.35	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.45	0.50	0.50	(a)
Net investment income	1.69	(a)	2.33	1.87	1.67	1.63	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$13,567		$11,616	$16,151	$11,326	$1,480

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$7.99		$11.40	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.22	$0.26	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	1.47		(3.28)	(0.17)	1.04	0.91
Total from investment operations	$1.56		$(3.06)	$0.09	$1.25	$1.02

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.27)	$(0.16)	$(0.15)
From net realized gain on investments	—		(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.59)	$(0.22)	$(0.15)
Net asset value, end of period	$9.55		$7.99	$11.40	$11.90	$10.87
Total return (%) (r)(s)	19.52	(n)	(26.75)	0.64	11.61	10.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.23	0.48	1.09	5.05	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.15	0.20	0.20	(a)
Net investment income	1.94	(a)	1.99	2.36	1.88	1.87	(a)
Portfolio turnover	5		38	15	7	4
Net assets at end of period (000 omitted)	$254		$204	$2,283	$62	$55
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008		2007		2006 (c)
Class A
Net asset value, beginning of period	$7.08		$11.41	$12.24		$11.10		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.08	$0.07		$0.07		$0.01
Net realized and unrealized gain (loss) on investments	1.58		(4.14)	(0.24)		1.20		1.25
Total from investment operations	$1.60		$(4.06)	$(0.17)		$1.27		$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.20)		$(0.12)		$(0.16)
From net realized gain on investments	—		(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$—		$(0.27)	$(0.66)		$(0.13)		$(0.16)
Net asset value, end of period	$8.68		$7.08	$11.41		$12.24		$11.10
Total return (%) (r)(s)(t)	22.60	(n)	(35.45)	(1.65)		11.57		12.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.74	0.87		1.84		11.40	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.44	0.45		0.45		0.45	(a)
Net investment income	0.44	(a)	0.98	0.60		0.63		0.20	(a)
Portfolio turnover	3		38	14		17		4
Net assets at end of period (000 omitted)	$6,605		$4,634	$5,917		$4,758		$686

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008		2007		2006 (c)
Class B
Net asset value, beginning of period	$7.03		$11.32	$12.17		$11.07		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	1.57		(4.09)	(0.25)		1.19		1.25
Total from investment operations	$1.56		$(4.07)	$(0.25)		$1.19		$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.14)		$(0.08)		$(0.15)
From net realized gain on investments	—		(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$—		$(0.22)	$(0.60)		$(0.09)		$(0.15)
Net asset value, end of period	$8.59		$7.03	$11.32		$12.17		$11.07
Total return (%) (r)(s)(t)	22.19	(n)	(35.89)	(2.30)		10.80		12.36	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	(a)	1.41	1.53		2.54		12.05	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10		1.10		1.10	(a)
Net investment income (loss)	(0.31	)(a)	0.24	(0.02)		(0.04)		(0.41	)(a)
Portfolio turnover	3		38	14		17		4
Net assets at end of period (000 omitted)	$2,194		$1,735	$2,195		$1,269		$382

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008		2007	2006 (c)
Class C
Net asset value, beginning of period	$7.03		$11.34	$12.20		$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.03	$(0.00	)(w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	1.56		(4.10)	(0.25)		1.20	1.24
Total from investment operations	$1.55		$(4.07)	$(0.25)		$1.18	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)		$(0.05)	$(0.15)
From net realized gain on investments	—		(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.61)		$(0.06)	$(0.15)
Net asset value, end of period	$8.58		$7.03	$11.34		$12.20	$11.08
Total return (%) (r)(s)(t)	22.05	(n)	(35.82)	(2.29)		10.72	12.39	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	(a)	1.42	1.53		2.61	12.05	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10		1.10	1.10	(a)
Net investment income (loss)	(0.31	)(a)	0.42	(0.01)		(0.16)	(0.13	)(a)
Portfolio turnover	3		38	14		17	4
Net assets at end of period (000 omitted)	$1,409		$981	$801		$450	$114

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008		2007	2006 (c)
Class I
Net asset value, beginning of period	$7.11		$11.46	$12.29		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.11	$0.10		$0.10	$0.04
Net realized and unrealized gain (loss) on investments	1.58		(4.16)	(0.24)		1.22	1.25
Total from investment operations	$1.61		$(4.05)	$(0.14)		$1.32	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.23)		$(0.14)	$(0.17)
From net realized gain on investments	—		(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.69)		$(0.15)	$(0.17)
Net asset value, end of period	$8.72		$7.11	$11.46		$12.29	$11.12
Total return (%) (r)(s)	22.64	(n)	(35.18)	(1.35)		11.99	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.41	0.52		1.62	11.05	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10		0.10	0.10	(a)
Net investment income	0.68	(a)	1.29	0.86		0.91	0.67	(a)
Portfolio turnover	3		38	14		17	4
Net assets at end of period (000 omitted)	$1,796		$1,149	$1,308		$1,314	$701

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$7.03		$11.29	$12.17	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments	1.57		(4.08)	(0.26)	1.20	1.25
Total from investment operations	$1.56		$(4.06)	$(0.27)	$1.18	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.15)	$(0.08)	$(0.14)
From net realized gain on investments	—		(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.61)	$(0.09)	$(0.14)
Net asset value, end of period	$8.59		$7.03	$11.29	$12.17	$11.08
Total return (%) (r)(s)	22.19	(n)	(35.87)	(2.42)	10.72	12.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	(a)	1.40	1.58	2.69	12.25	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.17	1.20	1.20	(a)
Net investment income (loss)	(0.31	)(a)	0.24	(0.12)	(0.14)	(0.49	)(a)
Portfolio turnover	3		38	14	17	4
Net assets at end of period (000 omitted)	$5,614		$3,717	$5,671	$1,330	$306

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$7.04		$11.35	$12.20	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.07	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	1.57		(4.11)	(0.26)	1.19	1.23
Total from investment operations	$1.58		$(4.04)	$(0.21)	$1.23	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.11)	$(0.15)
From net realized gain on investments	—		(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.64)	$(0.12)	$(0.15)
Net asset value, end of period	$8.62		$7.04	$11.35	$12.20	$11.09
Total return (%) (r)(s)	22.44	(n)	(35.51)	(1.93)	11.18	12.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.91	1.12	2.21	11.80	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.68	0.75	0.75	(a)
Net investment income	0.19	(a)	0.89	0.42	0.35	0.10	(a)
Portfolio turnover	3		38	14	17	4
Net assets at end of period (000 omitted)	$27,315		$20,269	$21,426	$5,980	$331

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$7.07		$11.40	$12.23	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.10	$0.07	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	1.58		(4.15)	(0.25)	1.18	1.24
Total from investment operations	$1.60		$(4.05)	$(0.18)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.19)	$(0.12)	$(0.16)
From net realized gain on investments	—		(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.65)	$(0.13)	$(0.16)
Net asset value, end of period	$8.67		$7.07	$11.40	$12.23	$11.10
Total return (%) (r)(s)	22.63	(n)	(35.40)	(1.69)	11.49	12.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.65	0.88	1.79	11.45	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.45	0.50	0.50	(a)
Net investment income	0.44	(a)	1.16	0.61	0.69	0.33	(a)
Portfolio turnover	3		38	14	17	4
Net assets at end of period (000 omitted)	$11,433		$8,597	$12,012	$8,198	$354

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$7.10		$11.44	$12.28	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.13	$0.09	$0.04
Net realized and unrealized gain (loss) on investments	1.58		(4.08)	(0.28)	1.21	1.24
Total from investment operations	$1.61		$(4.04)	$(0.15)	$1.30	$1.28

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.23)	$(0.13)	$(0.16)
From net realized gain on investments	—		(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.69)	$(0.14)	$(0.16)
Net asset value, end of period	$8.71		$7.10	$11.44	$12.28	$11.12
Total return (%) (r)(s)	22.68	(n)	(35.16)	(1.47)	11.80	12.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.33	0.60	1.78	11.15	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.15	0.20	0.20	(a)
Net investment income	0.68	(a)	0.40	1.12	0.85	0.71	(a)
Portfolio turnover	3		38	14	17	4
Net assets at end of period (000 omitted)	$141		$108	$2,321	$63	$56
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009		2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$6.90		$11.37		$12.27	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.06		$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	1.60		(4.30)		(0.27)	1.27	1.26
Total from investment operations	$1.60		$(4.24)		$(0.23)	$1.31	$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.18)	$(0.09)	$(0.16)
From net realized gain on investments	—		(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.23)		$(0.67)	$(0.14)	$(0.17)
Net asset value, end of period	$8.50		$6.90		$11.37	$12.27	$11.10
Total return (%) (r)(s)(t)	23.19	(n)	(37.10)		(2.12)	11.86	12.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	(a)	1.01		1.27	2.75	11.32	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.43		0.45	0.45	0.45	(a)
Net investment income	0.08	(a)	0.70		0.34	0.38	0.10	(a)
Portfolio turnover	3		33		11	11	33
Net assets at end of period (000 omitted)	$4,431		$3,121		$2,978	$3,420	$599

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009		2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$6.88		$11.29		$12.21	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.00	)(w)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	1.59		(4.25)		(0.28)	1.24	1.27
Total from investment operations	$1.56		$(4.25)		$(0.31)	$1.21	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.12)	$(0.03)	$(0.15)
From net realized gain on investments	—		(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.16)		$(0.61)	$(0.08)	$(0.16)
Net asset value, end of period	$8.44		$6.88		$11.29	$12.21	$11.08
Total return (%) (r)(s)(t)	22.67	(n)	(37.50)		(2.72)	11.00	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.59	(a)	1.66		1.95	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10		1.10	1.10	1.10	(a)
Net investment loss	(0.67	)(a)	(0.05)		(0.26)	(0.27)	(0.45	)(a)
Portfolio turnover	3		33		11	11	33
Net assets at end of period (000 omitted)	$1,466		$1,072		$1,639	$1,124	$466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009		2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$6.85		$11.26		$12.23	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.00	)(w)	$0.01	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	1.57		(4.23)		(0.31)	1.25	1.25
Total from investment operations	$1.54		$(4.23)		$(0.30)	$1.22	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.18)	$(0.02)	$(0.14)
From net realized gain on investments	—		(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.18)		$(0.67)	$(0.07)	$(0.15)
Net asset value, end of period	$8.39		$6.85		$11.26	$12.23	$11.08
Total return (%) (r)(s)(t)	22.48	(n)	(37.46)		(2.69)	11.05	12.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.60	(a)	1.68		1.86	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10		1.10	1.10	1.10	(a)
Net investment income (loss)	(0.68	)(a)	(0.01)		0.06	(0.31)	(0.26	)(a)
Portfolio turnover	3		33		11	11	33
Net assets at end of period (000 omitted)	$1,360		$859		$964	$212	$86

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009		2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$6.93		$11.42		$12.32	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.08		$0.09	$0.08	$0.04
Net realized and unrealized gain (loss) on investments	1.60		(4.31)		(0.28)	1.27	1.25
Total from investment operations	$1.61		$(4.23)		$(0.19)	$1.35	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.17)		$(0.22)	$(0.10)	$(0.16)
From net realized gain on investments	—		(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.26)		$(0.71)	$(0.15)	$(0.17)
Net asset value, end of period	$8.54		$6.93		$11.42	$12.32	$11.12
Total return (%) (r)(s)	23.23	(n)	(36.88)		(1.75)	12.26	13.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.67		0.95	2.59	10.97	(a)
Expenses after expense reductions (f)(h)	0.10	(a)	0.10		0.10	0.10	0.10	(a)
Net investment income	0.33	(a)	0.97		0.76	0.71	0.62	(a)
Portfolio turnover	3		33		11	11	33
Net assets at end of period (000 omitted)	$1,664		$1,225		$1,518	$1,004	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009		2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$6.84		$11.26		$12.20	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.00	)(w)	$(0.04)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	1.58		(4.24)		(0.27)	1.26	1.25
Total from investment operations	$1.55		$(4.24)		$(0.31)	$1.21	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.14)	$(0.04)	$(0.13)
From net realized gain on investments	—		(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.18)		$(0.63)	$(0.09)	$(0.14)
Net asset value, end of period	$8.39		$6.84		$11.26	$12.20	$11.08
Total return (%) (r)(s)	22.66	(n)	(37.53)		(2.75)	11.00	12.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.59	(a)	1.67		1.97	3.55	12.17	(a)
Expenses after expense reductions (f)(h)	1.10	(a)	1.10		1.17	1.20	1.20	(a)
Net investment loss	(0.67	)(a)	(0.01)		(0.36)	(0.42)	(0.42	)(a)
Portfolio turnover	3		33		11	11	33
Net assets at end of period (000 omitted)	$3,261		$2,368		$2,645	$752	$127

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009		2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$6.87		$11.32		$12.24	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05		$0.02	$0.00 (w)	$0.01
Net realized and unrealized gain (loss) on investments	1.58		(4.27)		(0.28)	1.26	1.25
Total from investment operations	$1.57		$(4.22)		$(0.26)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.17)	$(0.07)	$(0.15)
From net realized gain on investments	—		(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.23)		$(0.66)	$(0.12)	$(0.16)
Net asset value, end of period	$8.44		$6.87		$11.32	$12.24	$11.10
Total return (%) (r)(s)	22.85	(n)	(37.14)		(2.36)	11.43	12.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.18		1.51	3.06	11.72	(a)
Expenses after expense reductions (f)(h)	0.60	(a)	0.60		0.68	0.75	0.75	(a)
Net investment income (loss)	(0.17	)(a)	0.57		0.16	0.03	0.08	(a)
Portfolio turnover	3		33		11	11	33
Net assets at end of period (000 omitted)	$20,360		$14,024		$11,566	$3,702	$323

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$6.90		$11.36	$12.27	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.06	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	1.59		(4.28)	(0.28)	1.25	1.24
Total from investment operations	$1.59		$(4.22)	$(0.23)	$1.30	$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.19)	$(0.09)	$(0.15)
From net realized gain on investments	—		(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.24)	$(0.68)	$(0.14)	$(0.16)
Net asset value, end of period	$8.49		$6.90	$11.36	$12.27	$11.11
Total return (%) (r)(s)	23.04	(n)	(37.01)	(2.13)	11.74	12.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	(a)	0.91	1.28	2.78	11.37	(a)
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.45	0.50	0.50	(a)
Net investment income	0.08	(a)	0.72	0.40	0.39	0.38	(a)
Portfolio turnover	3		33	11	11	33
Net assets at end of period (000 omitted)	$4,791		$3,507	$5,358	$2,371	$169

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/09 (unaudited)		Years ended 4/30
			2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$6.93		$11.41	$12.31	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	1.59		(4.26)	(0.29)	1.26	1.25
Total from investment operations	$1.60		$(4.22)	$(0.19)	$1.33	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.22)	$(0.09)	$(0.16)
From net realized gain on investments	—		(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.26)	$(0.71)	$(0.14)	$(0.17)
Net asset value, end of period	$8.53		$6.93	$11.41	$12.31	$11.12
Total return (%) (r)(s)	23.09	(n)	(36.82)	(1.79)	12.07	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.58	1.06	2.78	11.07	(a)
Expenses after expense reductions (f)(h)	0.11	(a)	0.10	0.15	0.20	0.20	(a)
Net investment income	0.33	(a)	0.35	0.87	0.60	0.67	(a)
Portfolio turnover	3		33	11	11	33
Net assets at end of period (000 omitted)	$172		$131	$1,455	$63	$56
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of each fund’s Statement of Assets and Liabilities through December 17, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair

Notes to Financial Statements (unaudited) – continued

value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing each fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$37,155,895	$—	$—	$37,155,895
Short-term Investments	—	191,999	—	191,999
Total Investments	$37,155,895	$191,999	$—	$37,347,894

Lifetime 2010 Fund
Investments at Value
Mutual Funds	$39,052,279	$—	$—	$39,052,279
Short-term Investments	—	142,999	—	142,999
Total Investments	$39,052,279	$142,999	$—	$39,195,278

Lifetime 2020 Fund
Investments at Value
Mutual Funds	$85,139,501	$—	$—	$85,139,501

Lifetime 2030 Fund
Investments at Value
Mutual Funds	$56,365,169	$—	$—	$56,365,169
Short-term Investments	—	158,000	—	158,000
Total Investments	$56,365,169	$158,000	$—	$56,523,169

Lifetime 2040 Fund
Investments at Value
Mutual Funds	$37,383,717	$—	$—	$37,383,717
Short-term Investments	—	44,000	—	44,000
Total Investments	$37,383,717	$44,000	$—	$37,427,717

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to each fund under each such repurchase agreement. Each fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund investing in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended October 31, 2009, each fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended October 31, 2009, is shown as a reduction of total expenses on the Statement of Operations. In the case of the Lifetime 2010 Fund, Lifetime 2020 Fund, and the Lifetime 2040 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$674,807	$1,007,071	$1,886,907	$779,208	$364,264
Long-term capital gain	81,365	41,666	479,310	589,843	381,588
Total distributions	$756,172	$1,048,737	$2,366,217	$1,369,051	$745,852

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Cost of investments	$34,876,329	$36,863,302	$89,769,966	$60,778,011	$39,354,269
Gross appreciation	3,431,003	4,036,326	4,308,241	3,333,823	1,072,915
Gross depreciation	(959,438)	(1,704,350)	(8,938,706)	(7,588,665)	(2,999,467)
Net unrealized appreciation (depreciation)	$2,471,565	$2,331,976	$(4,630,465)	$(4,254,842)	$(1,926,552)

As of 4/30/09
Undistributed ordinary income	40,547	307,419	394,291	—	—
Undistributed long-term capital gain	6,219	—	—	—	—
Post-October capital loss deferral	(1,489,221)	(2,712,726)	(7,489,438)	(6,826,766)	(3,860,228)
Other temporary differences	(56,574)	(3,518)	(129,012)	(430,275)	(392,487)
Net unrealized appreciation (depreciation)	(617,663)	(1,665,046)	(18,250,668)	(14,174,393)	(8,554,777)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Lifetime Retirement Income Fund		Lifetime 2010 Fund		Lifetime 2020 Fund
	Six months ended 10/31/09	Year ended 4/30/09	Six months ended 10/31/09	Year ended 4/30/09	Six months ended 10/31/09	Year ended 4/30/09
Class A	$125,594	$136,021	$—	$189,025	$—	$327,833
Class B	19,442	30,110	—	51,363	—	78,567
Class C	48,708	55,747	—	44,444	—	55,177
Class I	3,651	8,129	—	11,625	—	19,555
Class R1	9,564	22,473	—	76,799	—	130,966
Class R2	98,428	215,384	—	460,725	—	899,587
Class R3	86,837	198,040	—	170,557	—	372,188
Class R4	1,012	3,186	—	2,533	—	3,034
Total	$393,236	$669,090	$—	$1,007,071	$—	$1,886,907

	Lifetime 2030 Fund		Lifetime 2040 Fund
	Six months ended 10/31/09	Year ended 4/30/09	Six months ended 10/31/09	Year ended 4/30/09
Class A	$—	$93,709	$—	$52,092
Class B	—	25,104	—	11,121
Class C	—	14,655	—	7,099
Class I	—	26,059	—	26,550
Class R1	—	42,373	—	26,512
Class R2	—	391,176	—	232,535
Class R3	—	198,288	—	81,571
Class R4	—	1,409	—	1,033
Total	$—	$792,773	$—	$438,513

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	Lifetime Retirement Income Fund		Lifetime 2010 Fund		Lifetime 2020 Fund
	Six months ended 10/31/09	Year ended 4/30/09	Six months ended 10/31/09	Year ended 4/30/09	Six months ended 10/31/09	Year ended 4/30/09
Class A	$—	$16,020	$—	$7,505	$—	$77,801
Class B	—	4,842	—	2,389	—	25,327
Class C	—	11,872	—	1,970	—	16,839
Class I	—	878	—	423	—	4,178
Class R1	—	3,540	—	3,657	—	45,224
Class R2	—	26,583	—	18,934	—	221,538
Class R3	—	23,108	—	6,696	—	87,755
Class R4	—	239	—	92	—	648
Total	$—	$87,082	$—	$41,666	$—	$479,310

	Lifetime 2030 Fund		Lifetime 2040 Fund
	Six months ended 10/31/09	Year ended 4/30/09	Six months ended 10/31/09	Year ended 4/30/09
Class A	$—	$64,327	$—	$33,896
Class B	—	25,929	—	14,089
Class C	—	12,821	—	7,550
Class I	—	14,965	—	14,663
Class R1	—	51,914	—	27,604
Class R2	—	276,640	—	157,264
Class R3	—	128,873	—	51,702
Class R4	—	809	—	571
Total	$—	$576,278	$—	$307,339

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by each fund’s Board of Trustees, but such agreement will continue at least until August 31, 2010. For the six months ended October 31, 2009, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$83,096	$78,388	$64,941	$74,992	$81,298

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2009, as its portion of the initial sales charge on sales of Class A shares of each fund:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$16,156	$1,779	$6,392	$3,951	$2,192

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$10,651
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	8,582
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	16,190
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	7,281
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	4,964

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$8,713
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	9,310
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	18,130
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	10,159
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	6,664

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$21,959
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	12,641
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	18,230
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	6,399
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	5,454

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$4,284
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	14,698
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	39,726
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	24,595
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	14,855

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$18,104
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	37,632
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	91,698
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	61,530
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	44,654

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$7,323
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	6,617
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	16,177
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	12,883
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	5,417

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Total Distribution and Service Fees	$71,034	$89,480	$200,151	$122,847	$82,008

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2009 based on each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2009, were as follows:

CDSC imposed	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Class A	$—	$—	$—	$—	$7
Class B	1,452	2,608	2,457	2,585	1,002
Class C	439	714	358	168	181

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to each fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Global Real Estate Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2009, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2009 was equivalent to the following annual effective rates of each fund’s average daily net assets:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
0.0610%	0.0502%	0.0224%	0.0348%	0.0530%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by each funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2009, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$124	$155	$348	$222	$145

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$94	$119	$266	$169	$110

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Purchases	$13,685,751	$6,039,923	$9,343,847	$6,937,916	$5,660,440
Sales	$801,301	$2,033,205	$4,232,501	$1,327,261	$976,073

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Lifetime Retirement Income Fund				Lifetime 2010 Fund
	Six months ended 10/31/09		Year ended 4/30/09		Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	657,094	$6,332,147	396,113	$3,511,852	158,358	$1,650,552	323,589	$3,083,120
Class B	73,881	708,221	125,002	1,104,623	22,701	234,488	100,921	970,654
Class C	389,978	3,836,427	302,896	2,647,723	124,324	1,300,006	168,342	1,572,455
Class I	3,378	33,334	5,942	55,413	12,584	131,016	10,644	100,714
Class R1	38,653	380,167	58,009	548,944	59,924	607,673	120,640	1,205,664
Class R2	313,331	3,088,824	235,719	2,169,550	287,474	2,983,221	637,076	6,294,205
Class R3	122,719	1,195,710	148,147	1,343,728	44,882	456,152	347,904	3,571,648
Class R4	56	540	3,881	38,205	1,697	17,698	11,784	118,303
	1,599,090	$15,575,370	1,275,709	$11,420,038	711,944	$7,380,806	1,720,900	$16,916,763

Shares issued to shareholders in reinvestment of distributions
Class A	10,438	$102,473	13,569	$121,861	—	$—	20,551	$185,163
Class B	1,798	17,561	3,187	28,387	—	—	5,618	50,398
Class C	4,015	39,433	6,121	53,810	—	—	3,347	29,854
Class I	361	3,524	998	9,008	—	—	1,334	12,048
Class R1	975	9,539	2,890	25,827	—	—	9,030	80,456
Class R2	9,790	95,574	26,621	240,220	—	—	53,593	479,659
Class R3	8,892	86,792	24,485	221,030	—	—	19,695	177,252
Class R4	104	1,012	352	3,250	—	—	291	2,625
	36,373	$355,908	78,223	$703,393	—	$—	113,459	$1,017,455

Shares reacquired
Class A	(63,157)	$(619,191)	(197,254)	$(1,765,833)	(96,176)	$(982,603)	(182,324)	$(1,766,090)
Class B	(39,842)	(389,634)	(51,605)	(456,329)	(36,618)	(379,597)	(64,588)	(602,493)
Class C	(19,735)	(191,589)	(99,413)	(873,472)	(49,532)	(509,564)	(31,039)	(296,683)
Class I	(357)	(3,597)	(5,030)	(43,673)	(317)	(3,403)	(20,457)	(194,100)
Class R1	(32,614)	(328,565)	(47,979)	(429,320)	(45,298)	(455,188)	(73,891)	(728,026)
Class R2	(116,719)	(1,145,191)	(228,746)	(2,109,101)	(119,384)	(1,218,640)	(493,779)	(4,684,475)
Class R3	(37,240)	(358,041)	(165,609)	(1,478,803)	(16,193)	(169,245)	(405,514)	(4,193,689)
Class R4	(3)	(27)	(14,886)	(147,151)	(471)	(5,001)	(53,588)	(574,930)
	(309,667)	$(3,035,835)	(810,522)	$(7,303,682)	(363,989)	$(3,723,241)	(1,325,180)	$(13,040,486)

Net change
Class A	604,375	$5,815,429	212,428	$1,867,880	62,182	$667,949	161,816	$1,502,193
Class B	35,837	336,148	76,584	676,681	(13,917)	(145,109)	41,951	418,559
Class C	374,258	3,684,271	209,604	1,828,061	74,792	790,442	140,650	1,305,626
Class I	3,382	33,261	1,910	20,748	12,267	127,613	(8,479)	(81,338)
Class R1	7,014	61,141	12,920	145,451	14,626	152,485	55,779	558,094
Class R2	206,402	2,039,207	33,594	300,669	168,090	1,764,581	196,890	2,089,389
Class R3	94,371	924,461	7,023	85,955	28,689	286,907	(37,915)	(444,789)
Class R4	157	1,525	(10,653)	(105,696)	1,226	12,697	(41,513)	(454,002)
	1,325,796	$12,895,443	543,410	$4,819,749	347,955	$3,657,565	509,179	$4,893,732

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund				Lifetime 2030 Fund
	Six months ended 10/31/09		Year ended 4/30/09		Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	237,579	$2,118,561	615,350	$5,298,391	139,342	$1,120,467	282,962	$2,256,249
Class B	51,464	466,924	153,319	1,338,106	44,476	359,804	96,159	844,918
Class C	108,355	981,358	227,471	1,882,519	45,170	362,619	105,605	800,794
Class I	24,232	214,182	19,357	169,811	53,880	423,357	62,734	522,279
Class R1	160,215	1,392,175	466,813	4,238,599	176,495	1,401,083	257,407	2,157,203
Class R2	691,905	6,171,774	1,907,752	17,344,761	641,542	5,193,747	1,508,715	12,390,332
Class R3	145,364	1,285,751	808,423	8,185,742	179,753	1,457,361	542,596	4,752,016
Class R4	1,495	13,456	37,271	347,917	2,178	19,114	67,823	707,072
	1,420,609	$12,644,181	4,235,756	$38,805,846	1,282,836	$10,337,552	2,924,001	$24,430,863

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	51,113	$391,522	—	$—	23,010	$155,548
Class B	—	—	12,927	98,761	—	—	7,122	47,932
Class C	—	—	6,818	51,821	—	—	2,819	18,944
Class I	—	—	3,090	23,733	—	—	6,060	41,024
Class R1	—	—	23,152	176,190	—	—	14,010	94,287
Class R2	—	—	146,937	1,121,125	—	—	99,377	667,816
Class R3	—	—	60,045	459,943	—	—	48,468	327,161
Class R4	—	—	480	3,682	—	—	328	2,218
	—	$—	304,562	$2,326,777	—	$—	201,194	$1,354,930

Shares reacquired
Class A	(127,049)	$(1,160,852)	(249,051)	$(1,974,693)	(32,857)	$(264,802)	(170,632)	$(1,389,921)
Class B	(35,077)	(316,671)	(157,434)	(1,337,108)	(35,787)	(285,694)	(50,579)	(406,890)
Class C	(33,207)	(297,350)	(74,095)	(672,449)	(20,685)	(179,075)	(39,481)	(285,993)
Class I	(8,430)	(76,207)	(2,277)	(20,446)	(9,672)	(78,837)	(21,325)	(200,671)
Class R1	(101,593)	(891,260)	(430,168)	(3,735,483)	(51,339)	(426,180)	(245,405)	(1,883,668)
Class R2	(412,078)	(3,773,053)	(868,547)	(7,415,937)	(351,429)	(2,864,746)	(616,667)	(5,059,102)
Class R3	(175,812)	(1,560,250)	(832,476)	(7,850,552)	(76,490)	(610,237)	(429,607)	(3,880,755)
Class R4	(433)	(3,855)	(212,448)	(2,273,323)	(1,157)	(9,121)	(255,910)	(2,691,950)
	(893,679)	$(8,079,498)	(2,826,496)	$(25,279,991)	(579,416)	$(4,718,692)	(1,829,606)	$(15,798,950)

Net change
Class A	110,530	$957,709	417,412	$3,715,220	106,485	$855,665	135,340	$1,021,876
Class B	16,387	150,253	8,812	99,759	8,689	74,110	52,702	485,960
Class C	75,148	684,008	160,194	1,261,891	24,485	183,544	68,943	533,745
Class I	15,802	137,975	20,170	173,098	44,208	344,520	47,469	362,632
Class R1	58,622	500,915	59,797	679,306	125,156	974,903	26,012	367,822
Class R2	279,827	2,398,721	1,186,142	11,049,949	290,113	2,329,001	991,425	7,999,046
Class R3	(30,448)	(274,499)	35,992	795,133	103,263	847,124	161,457	1,198,422
Class R4	1,062	9,601	(174,697)	(1,921,724)	1,021	9,993	(187,759)	(1,982,660)
	526,930	$4,564,683	1,713,822	$15,852,632	703,420	$5,618,860	1,295,589	$9,986,843

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund
	Six months ended 10/31/09		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	122,596	$968,639	244,596	$1,850,601
Class B	35,031	274,462	44,188	354,172
Class C	59,635	477,016	96,207	681,278
Class I	24,751	194,813	72,841	616,402
Class R1	90,361	708,460	172,964	1,378,262
Class R2	645,713	5,105,335	1,305,580	10,543,348
Class R3	91,534	718,627	300,117	2,591,778
Class R4	1,254	10,031	25,627	220,812
	1,070,875	$8,457,383	2,262,120	$18,236,653

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	12,541	$82,393
Class B	—	—	3,568	23,445
Class C	—	—	1,640	10,707
Class I	—	—	6,254	41,213
Class R1	—	—	8,287	54,116
Class R2	—	—	59,602	389,799
Class R3	—	—	20,285	133,273
Class R4	—	—	243	1,604
	—	$—	112,420	$736,550

Shares reacquired
Class A	(53,043)	$(434,399)	(67,092)	$(600,960)
Class B	(17,036)	(136,172)	(37,131)	(288,566)
Class C	(23,039)	(175,691)	(58,115)	(591,185)
Class I	(6,720)	(55,949)	(35,240)	(262,380)
Class R1	(47,710)	(379,062)	(70,207)	(546,125)
Class R2	(275,577)	(2,212,998)	(344,889)	(2,658,628)
Class R3	(35,512)	(283,104)	(283,677)	(2,096,271)
Class R4	(43)	(354)	(134,459)	(1,403,308)
	(458,680)	$(3,677,729)	(1,030,810)	$(8,447,423)

Net change
Class A	69,553	$534,240	190,045	$1,332,034
Class B	17,995	138,290	10,625	89,051
Class C	36,596	301,325	39,732	100,800
Class I	18,031	138,864	43,855	395,235
Class R1	42,651	329,398	111,044	886,253
Class R2	370,136	2,892,337	1,020,293	8,274,519
Class R3	56,022	435,523	36,725	628,780
Class R4	1,211	9,677	(108,589)	(1,180,892)
	612,195	$4,779,654	1,343,730	$10,525,780

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

Notes to Financial Statements (unaudited) – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2009, each fund’s commitment fee and interest expense were equal to the following and are included in miscellaneous expense on the Statement of Operations:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Commitment Fee	$190	$289	$664	$401	$246
Interest Expense	—	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	32,601	17,306	(924)	48,983
MFS Diversified Target Return Fund	56,425	29,840	(1,256)	85,009
MFS Emerging Markets Debt Fund	52,538	29,507	(1,849)	80,196
MFS Global Real Estate Fund	16,445	5,446	(1,609)	20,282
MFS Government Securities Fund	209,004	166,449	(6,774)	368,679
MFS High Income Fund	248,694	113,054	(6,659)	355,089
MFS Inflation-Adjusted Bond Fund	217,037	162,587	(7,661)	371,963
MFS International Growth Fund	12,939	4,189	(494)	16,634
MFS International Value Fund	12,078	4,240	(448)	15,870
MFS Limited Maturity Fund	717,177	517,268	(22,161)	1,212,284
MFS Mid Cap Growth Fund	117,813	52,682	(4,756)	165,739
MFS Mid Cap Value Fund	82,206	34,454	(3,607)	113,053
MFS New Discovery Fund	32,305	12,167	(2,479)	41,993
MFS Research Bond Fund	586,886	362,602	(18,495)	930,993
MFS Research Fund	111,658	49,881	(3,600)	157,939
MFS Research International Fund	61,451	20,132	(2,702)	78,881
MFS Value Fund	25,534	12,477	(735)	37,276

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$78	$—	$—	$730,819
MFS Diversified Target Return Fund	3	—	—	736,181
MFS Emerging Markets Debt Fund	33	—	27,314	1,121,942
MFS Global Real Estate Fund	2,677	—	—	368,110
MFS Government Securities Fund	2,022	—	58,349	3,738,404
MFS High Income Fund	28	—	37,812	1,122,081
MFS Inflation-Adjusted Bond Fund	(4,525)	—	36,781	3,749,391
MFS International Growth Fund	643	—	—	365,125
MFS International Value Fund	603	—	—	366,608
MFS Limited Maturity Fund	(6,297)	—	121,807	7,467,671
MFS Mid Cap Growth Fund	1,166	—	—	1,095,534
MFS Mid Cap Value Fund	1,805	—	—	1,093,227
MFS New Discovery Fund	3,928	—	—	730,264
MFS Research Bond Fund	(4,500)	—	194,441	9,365,785
MFS Research Fund	(21,546)	—	—	3,281,970
MFS Research International Fund	2,407	—	—	1,093,287
MFS Value Fund	152	—	5,323	729,496
	$(21,323)	$—	$481,827	$37,155,895

Notes to Financial Statements (unaudited) – continued

	Lifetime 2010 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	74,186	4,676	(8,754)	70,108
MFS Diversified Target Return Fund	82,390	9,081	(2,452)	89,019
MFS Emerging Markets Debt Fund	91,348	6,980	(3,731)	94,597
MFS Global Real Estate Fund	24,718	1,841	(5,334)	21,225
MFS Government Securities Fund	305,589	88,341	(5,429)	388,501
MFS High Income Fund	432,708	33,507	(42,302)	423,913
MFS Inflation-Adjusted Bond Fund	317,968	84,011	(9,187)	392,792
MFS International Growth Fund	24,135	1,058	(4,619)	20,574
MFS International Value Fund	22,451	1,195	(3,907)	19,739
MFS Limited Maturity Fund	900,222	271,935	(11,294)	1,160,863
MFS Mid Cap Growth Fund	188,457	16,893	(22,997)	182,353
MFS Mid Cap Value Fund	132,218	11,873	(18,886)	125,205
MFS New Discovery Fund	47,724	5,056	(9,481)	43,299
MFS Research Bond Fund	811,130	152,974	(18,939)	945,165
MFS Research Fund	152,523	16,449	(10,491)	158,481
MFS Research International Fund	97,710	6,163	(16,540)	87,333
MFS Value Fund	58,372	3,327	(8,104)	53,595

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(46,422)	$—	$—	$1,046,010
MFS Diversified Target Return Fund	842	—	—	770,903
MFS Emerging Markets Debt Fund	1,262	—	38,701	1,323,415
MFS Global Real Estate Fund	30,141	—	—	385,237
MFS Government Securities Fund	1,031	—	71,024	3,939,400
MFS High Income Fund	11,137	—	54,385	1,339,564
MFS Inflation-Adjusted Bond Fund	(6,822)	—	44,500	3,959,344
MFS International Growth Fund	24,937	—	—	451,595
MFS International Value Fund	23,792	—	—	455,960
MFS Limited Maturity Fund	(3,820)	—	130,460	7,150,919
MFS Mid Cap Growth Fund	32,114	—	—	1,205,355
MFS Mid Cap Value Fund	47,319	—	—	1,210,730
MFS New Discovery Fund	51,297	—	—	752,966
MFS Research Bond Fund	(9,086)	—	225,763	9,508,360
MFS Research Fund	(64,943)	—	—	3,293,245
MFS Research International Fund	(97,874)	—	—	1,210,429
MFS Value Fund	16,396	—	9,538	1,048,847
	$11,301	$—	$574,371	$39,052,279

	Lifetime 2020 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	508,219	41,964	(11,506)	538,677
MFS Diversified Target Return Fund	89,277	10,370	(1,258)	98,389
MFS Emerging Markets Debt Fund	277,080	41,302	(8,423)	309,959
MFS Emerging Markets Equity Fund	10,373	—	(4,211)	6,162
MFS Global Real Estate Fund	114,985	4,468	(16,755)	102,698
MFS Government Securities Fund	479,311	228,745	(4,708)	703,348
MFS High Income Fund	1,315,581	134,120	(58,600)	1,391,101
MFS Inflation-Adjusted Bond Fund	345,636	96,661	(6,479)	435,818
MFS International Growth Fund	140,564	1,590	(14,818)	127,336
MFS International New Discovery Fund	67,041	201	(10,614)	56,628
MFS International Value Fund	131,912	2,853	(12,137)	122,628
MFS Mid Cap Growth Fund	920,856	58,265	(59,667)	919,454
MFS Mid Cap Value Fund	642,830	41,562	(52,436)	631,956
MFS New Discovery Fund	165,365	9,111	(23,033)	151,443
MFS Research Bond Fund	912,796	252,034	(17,798)	1,147,032
MFS Research Fund	350,573	22,689	(10,227)	363,035
MFS Research International Fund	419,832	9,211	(43,551)	385,492
MFS Value Fund	398,269	25,430	(10,772)	412,927

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(61,560)	$—	$—	$8,037,063
MFS Diversified Target Return Fund	158	—	—	852,050
MFS Emerging Markets Debt Fund	1,041	—	123,140	4,336,326
MFS Emerging Markets Equity Fund	24,843	—	—	166,078
MFS Global Real Estate Fund	63,282	—	—	1,863,976
MFS Government Securities Fund	1,606	—	121,177	7,131,948
MFS High Income Fund	(54,171)	—	173,688	4,395,878
MFS Inflation-Adjusted Bond Fund	(149)	—	49,412	4,393,047
MFS International Growth Fund	54,102	—	—	2,795,016
MFS International New Discovery Fund	(99,817)	—	—	1,006,278
MFS International Value Fund	36,891	—	—	2,832,715
MFS Mid Cap Growth Fund	(224,256)	—	—	6,077,591
MFS Mid Cap Value Fund	(293,253)	—	—	6,111,018
MFS New Discovery Fund	84,551	—	—	2,633,599
MFS Research Bond Fund	(3,405)	—	268,864	11,539,146
MFS Research Fund	(52,721)	—	—	7,543,860
MFS Research International Fund	(281,019)		—	5,342,924
MFS Value Fund	(77,020)	—	69,351	8,080,988
	$(880,897)	$—	$805,632	$85,139,501

	Lifetime 2030 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	394,106	80,168	(2,442)	471,832
MFS Diversified Target Return Fund	21,818	6,660	(5)	28,473
MFS Emerging Market Debt Fund	60,916	23,639	(174)	84,381
MFS Emerging Market Equity Fund	34,040	1,427	(3,216)	32,251
MFS Global Real Estate Fund	133,241	10,123	(12,501)	130,863
MFS High Income Fund	289,246	92,368	(1,295)	380,319
MFS Inflation-Adjusted Bond Fund	143,736	62,801	(636)	205,901
MFS International Growth Fund	154,524	9,650	(6,033)	158,141
MFS International New Discovery Fund	104,186	3,655	(6,851)	100,990
MFS International Value Fund	144,576	12,866	(4,800)	152,642
MFS Mid Cap Growth Fund	771,916	105,745	(19,448)	858,213
MFS Mid Cap Value Fund	538,709	61,511	(10,549)	589,671
MFS New Discovery Fund	141,057	14,123	(9,882)	145,298
MFS Research Bond Fund	155,282	52,953	(1,901)	206,334
MFS Research Fund	213,597	30,940	(1,451)	243,086
MFS Research International Fund	310,837	24,275	(12,468)	322,644
MFS Value Fund	308,856	54,644	(1,496)	362,004

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(13,133)	$—	$—	$7,039,738
MFS Diversified Target Return Fund	(2)	—	—	246,579
MFS Emerging Markets Debt Fund	7	—	30,474	1,180,492
MFS Emerging Markets Equity Fund	13,879	—	—	869,159
MFS Global Real Estate Fund	29,707	—	—	2,375,160
MFS High Income Fund	(1,130)	—	42,640	1,201,808
MFS Inflation-Adjusted Bond Fund	(64)	—	22,198	2,075,479
MFS International Growth Fund	7,984	—	—	3,471,190
MFS International New Discovery Fund	(56,463)	—	—	1,794,601
MFS International Value Fund	9,161	—	—	3,526,019
MFS Mid Cap Growth Fund	(68,343)	—	—	5,672,787
MFS Mid Cap Value Fund	(46,479)	—	—	5,702,119
MFS New Discovery Fund	(47,938)	—	—	2,526,734
MFS Research Bond Fund	(821)	—	47,399	2,075,718
MFS Research Fund	(8,913)	—	—	5,051,318
MFS Research International Fund	(80,040)	—	—	4,471,853
MFS Value Fund	(11,218)	—	57,382	7,084,415
	$(273,806)	$—	$200,093	$56,365,169

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	260,082	67,198	(2,478)	324,802
MFS Emerging Markets Equity Fund	27,028	2,576	(2,198)	27,406
MFS Global Real Estate Fund	98,060	12,182	(6,612)	103,630
MFS Inflation Adjusted Bond Fund	67,617	36,865	(6,801)	97,681
MFS International Growth Fund	109,590	13,712	(4,430)	118,872
MFS International New Discovery Fund	80,504	7,358	(3,824)	84,038
MFS International Value Fund	102,819	17,446	(5,665)	114,600
MFS Mid Cap Growth Fund	526,880	93,327	(5,492)	614,715
MFS Mid Cap Value Fund	367,549	60,343	(5,107)	422,785
MFS New Discovery Fund	97,818	12,864	(5,072)	105,610
MFS Research Bond Fund	72,788	32,208	(7,264)	97,732
MFS Research Fund	136,623	26,010	(876)	161,757
MFS Research International Fund	198,424	25,644	(9,433)	214,635
MFS Value Fund	203,867	48,000	(2,698)	249,169

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(13,342)	$—	$—	$4,846,044
MFS Emerging Markets Equity Fund	5,954	—	—	738,589
MFS Global Real Estate Fund	8,106	—	—	1,880,882
MFS Inflation Adjusted Bond Fund	(76)	—	10,570	984,625
MFS International Growth Fund	2,454	—	—	2,609,239
MFS International New Discovery Fund	(23,018)	—	—	1,493,355
MFS International Value Fund	3,050	—	—	2,647,252
MFS Mid Cap Growth Fund	(19,319)	—	—	4,063,268
MFS Mid Cap Value Fund	(21,912)	—	—	4,088,332
MFS New Discovery Fund	(26,022)	—	—	1,836,556
MFS Research Bond Fund	419	—	22,367	983,185
MFS Research Fund	(5,237)	—	—	3,361,312
MFS Research International Fund	(70,315)	—	—	2,974,838
MFS Value Fund	(24,338)	—	39,088	4,876,240
	$(183,596)	$—	$72,025	$37,383,717

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their investment advisory arrangements at their meetings throughout the year, including a review of the performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for the one and three-year periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and for the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Retirement Income Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th

Board Review of Investment Advisory Agreement – continued

quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2008 relative to the Lipper performance universe.

MFS Lifetime 2010 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2008 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period ended December 31, 2008 relative to the Lipper performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2008 relative to the Lipper performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s Class A shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2008 relative to the Lipper performance universe.

General

Each Fund commenced investment operations on September 29, 2005; therefore, no performance data for the five-year period was available. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account the limited operating history of the Funds and information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for the Funds.

Board Review of Investment Advisory Agreement – continued

In assessing the reasonableness of the Funds’ expenses the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that MFS currently observes an expense limitation for the Funds. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Lifetime Retirement Income Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund’s total expense ratio was approximately at the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund’s total expense ratio was higher than the Lipper expense group median; and (v) the MFS Lifetime 2040 Fund’s total expense ratio was higher than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and other similar services, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be approved for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2009

*	Print name and title of each signing officer under his or her signature.